CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A ordinary shares
Statement
Ordinary Share, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	479,000,000	479,000,000	479,000,000
Ordinary shares, shares issued	26,100,000	26,100,000
Ordinary shares, shares outstanding	26,100,000	26,100,000
Class A ordinary shares subject to possible redemption
Statement
Class A ordinary shares subject to possible redemption, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares subject to possible redemption, share outstanding	25,300,000	25,300,000	25,300,000
Class A ordinary shares subject to possible redemption, redemption value (per share)	$ 10.22	$ 10.15	$ 10.00
Ordinary shares, shares issued		26,100,000	26,100,000
Ordinary shares, shares outstanding		26,100,000	26,100,000
Class A ordinary shares not subject to possible redemption
Statement
Ordinary shares, shares issued	800,000	800,000	800,000
Ordinary shares, shares outstanding	800,000	800,000	800,000
Class B ordinary shares
Statement
Ordinary Share, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	6,325,000	6,325,000	6,325,000
Ordinary shares, shares outstanding	6,325,000	6,325,000	6,325,000